Organization and Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SPI, SPO, and SPP [Member]
Foreign Currency Exchange Rate Translation Average Period	1.0667	1.1331
SPI, SPO, and SPP [Member] | Reporting Date [Member]
Foreign Currency Exchange Rate, Translation	1.0942	1.0640
SPLAM [Member]
Foreign Currency Exchange Rate Translation Average Period	0.5133	0.5998
SPLAM [Member] | Reporting Date [Member]
Foreign Currency Exchange Rate, Translation	0.4880	0.5357
SPMSA and SPHSA [Member]
Foreign Currency Exchange Rate Translation Average Period	0.1219	0.1385
SPMSA and SPHSA [Member] | Reporting Date [Member]
Foreign Currency Exchange Rate, Translation	0.1178	0.1228